Debt	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Debt
9.     Debt
Short-term revolving credit facility
On July 15, 2010, Ardmore Shipholding Limited, entered into a short term revolving credit facility agreement for $30 million. On September 6, 2011, the loan agreement was amended to increase the amount available under the facility to $50 million. Interest was calculated on each tranche from July 2010 to April 2013 at LIBOR plus 5%. Interest from May 2013 to August 2013 was calculated on each tranche at LIBOR plus 4%. In August 2013 the facility was fully repaid and the facility cancelled. Amounts drawn down in prior periods were used to finance Ardmore's capital commitments and for temporary working capital needs.

Long-term debt
As at December 31, 2013 Ardmore had three loan facilities. ASC's subsidiaries have first priority mortgages against the relevant vessels in favor of the financier as security for its obligations under the loan agreements. ASC's subsidiary, Ardmore Shipholding Limited, has provided a guarantee in respect of the three loan facilities. These guarantees can be called upon where a default in loan repayment occurs. The balance on each facility at the balance sheet date is as follows:

As at
Dec 31, 2013
Facility I (ABN AMRO)	9,000,000
Facility II (ABN AMRO)	46,830,000
Facility III (DVB Bank)	33,030,000

88,860,000
Current portion of long-term debt	9,100,000

Non-current portion of long-term debt	79,760,000

Future minimum repayments under ASC's loan facilities for each year ended are as follows:

As at
Dec 31, 2013
2014	9,100,000
2015	9,100,000
2016	9,100,000
2017	9,100,000
2018	38,530,000
2019	13,930,000

88,860,000

Facility I
On March 16, 2011, three of ASC's subsidiaries entered into a long term loan facility agreement with ABN AMRO Bank for $40.5 million for vessel acquisitions. This loan was drawn down in three tranches. The first tranche was drawn down in April, 2011 and the second and third tranches were drawn down in June 2011. $32 million was drawn down on this facility and the remaining $8.5 million is no longer available for borrowing. Interest is calculated on each tranche at LIBOR plus 3.25%. On March 28, 2013 two of the subsidiaries subject to this loan entered into a capital lease arrangement (see Note 10). As part of this arrangement the senior debt outstanding on the vessels was repaid in full on April 2, 2013. The amount repaid was $17.9 million. As such, of this facility, one subsidiary remains with debt outstanding. Principal repayments on loans are made on a quarterly basis. There was an amendment to this loan facility on September 30, 2013 whereby the maturity date was extended from 2016 to 2018. This resulted in a modification of the loan agreement (See note 13). The amount outstanding at the balance sheet date in relation to this facility is $9.0 million.
Facility II
On August 24, 2011, two of ASC's subsidiaries entered into a long term loan facility agreement with ABN AMRO Bank for $48.9 million for two of its vessels under construction. This loan was drawn down in six tranches. Interest is calculated on each tranche at LIBOR plus 3.20%. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The loan fully matures in 2018. The total amount of this facility was drawn down and the balance at the balance sheet date is $46.8 million.
Facility III
On September 28, 2012, five of ASC's subsidiaries entered into a long term loan facility agreement with DVB Bank for $81.85 million. $36.85 million of this has been drawn down at the balance sheet date and matures in 2019. Interest on this tranche is calculated at LIBOR plus 3.75%. The remaining $45 million of the new facility is for Ardmore's vessels under construction and will be drawn down in conjunction with the delivery of these vessels. Principal repayments on loans are made on a quarterly basis, with a balloon payment paid with the final instalment. The amount outstanding at the balance sheet date in relation to this facility is $33.0 million. This loan agreement replaced an existing loan agreement dated October 15, 2010 which resulted in a modification of the loan agreement (See note 13).
Long-term debt financial covenants
Agreements related to long-term debt obligations stated above include covenants which limit the amount of total long-term debt as a proportion of total market value of assets and provide for a minimum net worth for Ardmore. Ardmore is required to maintain a minimum cash balance based on the number of vessels Ardmore owns. The required minimum cash balance for Ardmore as at December 31, 2013 was $4,800,000 (2012: $3,600,000). Ardmore is also required to maintain sufficient collateral for its debt facilities whereby the fair market value of its vessels, plus any additional collateral, must be above a certain percentage of debt outstanding (value maintenance covenant). The required value maintenance covenant varies under each loan facility ranging from 125% to 135%. The value maintenance covenant for one of Ardmore's vessels increases from 135% to 150% when the vessel is over twelve years old. Ardmore is also required to have a net worth of not less than $45 million. The long-term debt obligations do not impose a restriction on dividend, distribution, return of capital unless an event of default has occurred, is continuing or will result from such payment. Ardmore is fully compliant with all of its loan covenants at the balance sheet date.